Income Taxes (Details 2)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income tax computed at the federal statutory rate	34.00%
Valuation allowance	(34.00%)
Total deferred tax asset	0.00%